Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Share capital	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Non-controlling interests	Total
Balance at Dec. 31, 2018	$ 1,159	$ 218,400	$ (6,125)	$ 30,522	$ 4,413	$ 248,369
Balance (in Shares) at Dec. 31, 2018	48,861,038
Exercise of stock options	$ 2	173				175
Exercise of stock options (in Shares)	78,500
Stock-based compensation		74				74
Acquisition of redeemable non-controlling interests				(911)		(911)
Increase in value of put options of redeemable non-controlling interests				(6,560)		(6,560)
Acquisition of non-controlling interests					359	359
Non-controlling interests reclassification to Redeemable non-controlling interests					9,899	9,899
Dividend				(14,963)	(457)	(15,420)
Other comprehensive income			5,801		424	6,225
Net income				20,266	2,221	22,487
Balance at Dec. 31, 2019	$ 1,161	218,647	(324)	28,354	16,859	264,697
Balance (in Shares) at Dec. 31, 2019	48,939,538
Exercise of stock options	$ 3	253				256
Exercise of stock options (in Shares)	95,517
Acquisition of redeemable non-controlling interests		(5,972)				(5,972)
Increase in value of put options of redeemable non-controlling interests				(1,317)		(1,317)
Acquisition of non-controlling interests		(1,215)			(3,409)	(4,624)
Non-controlling interests reclassification to Redeemable non-controlling interests					(6,617)	(6,617)
Dividend				(12,503)	(931)	(13,434)
Other comprehensive income			8,159		267	8,426
Net income				25,186	2,405	27,591
Balance at Dec. 31, 2020	$ 1,164	211,713	7,835	39,720	8,574	269,006
Balance (in Shares) at Dec. 31, 2020	49,035,055
Exercise of stock options	$ 1	40				41
Exercise of stock options (in Shares)	38,000
Stock-based compensation		956				956
Acquisition of redeemable non-controlling interests		(1,166)				(1,166)
Increase in value of put options of redeemable non-controlling interests				(4,026)		(4,026)
Dividend				(21,780)	(569)	(22,349)
Other comprehensive income			1,459		360	1,819
Net income				29,332	2,055	31,387
Balance at Dec. 31, 2021	$ 1,165	$ 211,543	$ 9,294	$ 43,246	$ 10,420	$ 275,668
Balance (in Shares) at Dec. 31, 2021	49,073,055